Consolidated Statement of Shareholders' Equity (Unaudited) - 6 months ended Jun. 30, 2018 - EUR (€) € in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2017	28,997,866
Balance at Dec. 31, 2017	€ 3,818	€ 65,694	€ (39,608)	€ (3,604)	€ (1,142)	€ 25,158
Net income (loss)			(679)			(679)
Translation adjustment				(82)		(82)
Warrants and stock options granted		152				152
Capital increase or warrants and stock options exercised
Balance (in shares) at Jun. 30, 2018	28,997,866
Balance at Jun. 30, 2018	€ 3,818	€ 65,846	€ (40,287)	€ (3,686)	€ (1,142)	€ 24,550